Net Loss per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Anti-dilutive shares, excluded from computation of diluted net loss per share	5,200,000	5,100,000	4,800,000